Segment information	3 Months Ended
Mar. 31, 2024
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2024 and 2023.

	Three months ended March 31,
	2024	2023
	$	$
North America	39,130	31,477
Rest of World	12,273	9,982
	51,403	41,459